INCOME TAXES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		$ 622,849	$ 597,712
Deferred Tax Liabilities, Net		2,071,402	1,993,815
Deferred tax expense generated by Brazilian companies classified as held for sale		74,926	195,270	$ 104,014
Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		240,892	252,202
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		2,071,402	1,993,815	2,064,886	$ 2,104,611
Deferred tax (expense) income recognised in profit or loss		70,665	(55,785)	25,783
Deferred tax liabilities [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	[1]	(70,665)	53,104	(25,783)
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		622,849	597,712	609,829	327,707
Deferred tax (expense) income recognised in profit or loss		145,591	145,415	129,797
Deferred Tax Assets [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	[1]	35,695	137,991	8,275
Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		240,892	252,202	257,423	$ 117,084
Deferred tax (expense) income recognised in profit or loss		109,896	7,183	121,524
Deductible Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		622,849	597,712
Deductible Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Assets		381,957	345,510
Deductible Difference [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax assets – Tax loss carryforward		240,892	252,202
Taxable Difference [Member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		2,071,402	1,993,815
Taxable Difference [Member] | Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Deferred Tax Liabilities, Net		2,071,402	1,993,815
Taxable Difference [Member] | Deferred Tax Assets [Member] | Unused tax losses [member]
Disclosure Of Income Tax [Line Items]
Deferred tax (expense) income recognised in profit or loss	[1]	$ 109,896	$ 4,175	$ 121,522

[1]	In 2024, includes deferred tax expenses related to temporary differences and tax losses generated by Brazilian companies previously classified as held for sale, through the sale date.